Share-based compensation - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Weighted average share price	$ 8.42	$ 8.36
Employer contributions to employee retirement savings plan percentage of employee contribution	$1.00 for each $1.00 of employee contribution
Share based payment arrangement outstanding DSUs redeemable	$ 0
Average valuation of unrealized loss	$ 8.62
Fair value of unrealized loss	$ 8.42
Employee [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	10.00%
Employee [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	25.00%
Officers [Member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	50.00%
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Share-based payment arrangement, cash used to redeem award	$ 0	$ 0
Options [member]
Disclosure of classes of share capital [line items]
Weighted average trading price of common shares	$ 7.87	$ 9.32